First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 83.5%
	Aerospace/Defense — 1.3%
$2,250,000	Boeing (The) Co.	6.63%	02/15/38	$2,517,512
2,000,000	Boeing (The) Co.	3.55%	03/01/38	1,687,687
750,000	HEICO Corp.	5.35%	08/01/33	775,388
1,600,000	Howmet Aerospace, Inc.	5.95%	02/01/37	1,733,657
1,500,000	Huntington Ingalls Industries, Inc.	5.75%	01/15/35	1,583,524
				8,297,768
	Banking — 12.0%
2,500,000	American Express Co. (a)	4.92%	07/20/33	2,533,280
1,000,000	American Express Co. (a)	5.67%	04/25/36	1,048,035
6,850,000	Bank of America Corp. (a)	4.57%	04/27/33	6,820,167
2,500,000	Bank of America Corp. (a)	5.47%	01/23/35	2,593,036
1,500,000	Citigroup, Inc. (a)	4.91%	05/24/33	1,516,123
4,500,000	Citigroup, Inc. (a)	5.17%	09/11/36	4,520,943
3,500,000	Fifth Third Bancorp (a)	4.34%	04/25/33	3,429,550
1,500,000	Fifth Third Bancorp (a)	5.14%	01/29/37	1,490,275
3,500,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	3,216,997
1,500,000	Goldman Sachs Group (The), Inc. (a)	5.33%	07/23/35	1,533,254
2,000,000	Goldman Sachs Group (The), Inc. (a)	5.02%	10/23/35	2,002,301
1,500,000	Goldman Sachs Group (The), Inc. (a)	4.94%	10/21/36	1,479,665
1,500,000	Goldman Sachs Group (The), Inc. (a)	5.07%	01/21/37	1,494,147
500,000	Huntington Bancshares, Inc. (a)	5.27%	01/15/31	514,607
4,000,000	Huntington Bancshares, Inc. (a)	5.02%	05/17/33	4,052,235
4,050,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	4,116,130
5,050,000	JPMorgan Chase & Co. (a)	5.77%	04/22/35	5,349,170
1,500,000	JPMorgan Chase & Co. (a)	4.90%	01/22/37	1,489,168
6,295,000	Morgan Stanley (a)	5.25%	04/21/34	6,460,633
3,375,000	Morgan Stanley (a)	5.83%	04/19/35	3,571,188
800,000	Morgan Stanley (a)	5.32%	07/19/35	820,620
1,000,000	PNC Financial Services Group (The), Inc. (a)	4.81%	10/21/32	1,014,687
1,500,000	PNC Financial Services Group (The), Inc. (a)	6.04%	10/28/33	1,615,402
1,500,000	Regions Financial Corp. (a)	5.50%	09/06/35	1,542,690
2,000,000	Santander Holdings U.S.A., Inc. (a)	5.74%	03/20/31	2,075,682
1,100,000	Truist Financial Corp., Medium-Term Note (a)	5.15%	08/05/32	1,133,702
1,000,000	Truist Financial Corp., Medium-Term Note (a)	5.87%	06/08/34	1,059,544
3,000,000	Wells Fargo & Co. (a)	4.90%	07/25/33	3,039,076
3,500,000	Wells Fargo & Co. (a)	5.21%	12/03/35	3,551,045
1,500,000	Wells Fargo & Co. (a)	4.89%	09/15/36	1,484,158
555,000	Wells Fargo & Co. (a)	4.96%	01/23/37	550,682
				77,118,192
	Brokerage/Asset Managers/Exchanges — 3.3%
1,000,000	Blackstone Reg Finance Co., LLC	5.00%	12/06/34	1,000,197
2,000,000	Blackstone Reg Finance Co., LLC	4.95%	02/15/36	1,979,058
2,000,000	Charles Schwab (The) Corp. (a)	5.85%	05/19/34	2,135,422
3,000,000	Citadel Securities Global Holdings LLC (b)	5.50%	06/18/30	3,083,870
2,968,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	3,088,527
1,000,000	LPL Holdings, Inc.	5.15%	06/15/30	1,020,430
2,700,000	Nasdaq, Inc.	5.55%	02/15/34	2,823,161
6,250,000	Raymond James Financial, Inc.	4.90%	09/11/35	6,191,413
				21,322,078

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Materials — 3.1%
$5,500,000	Amrize Finance U.S. LLC	5.40%	04/07/35	$5,691,861
2,250,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	2,330,838
2,050,000	CRH America Finance, Inc.	5.40%	05/21/34	2,122,736
1,000,000	JH North America Holdings, Inc. (b)	6.13%	07/31/32	1,019,638
500,000	Martin Marietta Materials, Inc.	5.15%	12/01/34	510,720
3,000,000	QXO Building Products, Inc. (b)	6.75%	04/30/32	3,094,245
2,817,000	Standard Building Solutions, Inc. (b)	6.25%	08/01/33	2,880,825
2,000,000	Vulcan Materials Co.	5.35%	12/01/34	2,067,870
				19,718,733
	Cable Satellite — 0.5%
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.85%	12/01/35	2,489,198
1,000,000	DISH Network Corp. (b)	11.75%	11/15/27	1,035,468
				3,524,666
	Construction Machinery — 1.0%
3,200,000	Ashtead Capital, Inc. (b)	2.45%	08/12/31	2,862,256
3,650,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	3,827,943
				6,690,199
	Consumer Cyclical Services — 0.9%
5,375,000	Sodexo, Inc. (b)	5.80%	08/15/35	5,595,651
	Diversified Manufacturing — 1.3%
3,000,000	Amphenol Corp.	4.40%	02/15/33	2,966,460
5,000,000	Veralto Corp.	5.45%	09/18/33	5,198,830
				8,165,290
	Electric — 5.2%
2,000,000	AEP Transmission Co. LLC	5.38%	06/15/35	2,057,857
2,000,000	Baltimore Gas and Electric Co.	5.45%	06/01/35	2,071,634
2,500,000	CenterPoint Energy Houston Electric LLC, Series AQ	4.95%	08/15/35	2,504,706
2,769,000	Constellation Energy Generation, LLC (b)	3.75%	03/01/31	2,669,251
500,000	DTE Electric Co.	5.25%	05/15/35	512,654
1,500,000	Duke Energy Carolinas LLC	5.30%	02/15/40	1,511,786
800,000	Duke Energy Florida LLC	4.85%	12/01/35	795,039
515,000	Duke Energy Progress LLC	6.30%	04/01/38	568,864
5,000,000	FirstEnergy Transmission LLC	5.00%	01/15/35	5,008,996
485,000	Florida Power & Light Co.	5.69%	03/01/40	509,431
1,500,000	Florida Power & Light Co.	4.13%	02/01/42	1,305,384
4,000,000	Lightning Power LLC (b)	7.25%	08/15/32	4,259,696
1,500,000	NRG Energy, Inc. (b)	4.73%	10/15/30	1,500,631
1,500,000	NRG Energy, Inc. (b)	5.41%	10/15/35	1,493,991
2,750,000	PECO Energy Co.	4.88%	09/15/35	2,760,939
2,750,000	Vistra Operations Co. LLC (b)	5.70%	12/30/34	2,820,986
1,000,000	Vistra Operations Co. LLC (b)	5.25%	10/15/35	990,719
				33,342,564
	Environmental — 0.5%
1,500,000	GFL Environmental Holdings U.S., Inc. (b)	5.50%	02/01/34	1,505,328
2,100,000	Waste Management, Inc.	2.95%	06/01/41	1,599,314
				3,104,642

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Finance Companies — 1.1%
$2,037,000	Rocket Cos., Inc. (b)	6.38%	08/01/33	$2,115,854
1,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	3.88%	03/01/31	939,384
4,578,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	4.00%	10/15/33	4,206,309
				7,261,547
	Food and Beverage — 9.7%
3,000,000	Bimbo Bakeries USA, Inc. (b)	5.38%	01/09/36	3,057,504
3,000,000	Campbell’s (The) Co.	5.40%	03/21/34	3,052,247
3,500,000	Campbell’s (The) Co.	4.75%	03/23/35	3,356,955
3,357,000	Conagra Brands, Inc.	5.75%	08/01/35	3,418,979
2,250,000	Conagra Brands, Inc.	5.30%	11/01/38	2,125,936
2,000,000	Constellation Brands, Inc.	4.75%	05/09/32	2,016,158
3,000,000	Constellation Brands, Inc.	4.95%	11/01/35	2,965,248
2,500,000	Constellation Brands, Inc.	4.50%	05/09/47	2,102,818
1,000,000	General Mills, Inc.	4.15%	02/15/43	840,494
3,510,000	J.M. Smucker (The) Co.	6.20%	11/15/33	3,800,483
1,625,000	J.M. Smucker (The) Co.	6.50%	11/15/43	1,749,917
5,350,000	Keurig Dr. Pepper, Inc.	5.15%	05/15/35	5,346,019
2,500,000	Kraft Heinz Foods Co.	5.20%	03/15/32	2,569,983
450,000	Kraft Heinz Foods Co.	6.50%	02/09/40	484,467
2,050,000	Kraft Heinz Foods Co.	5.00%	06/04/42	1,870,925
2,030,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	1,935,606
4,500,000	Mars, Inc. (b)	5.00%	03/01/32	4,625,512
2,500,000	McCormick & Co., Inc.	4.70%	10/15/34	2,460,405
1,950,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,810,620
2,150,000	Mondelez International, Inc.	4.75%	08/28/34	2,142,953
2,000,000	Performance Food Group, Inc. (b)	6.13%	09/15/32	2,056,616
2,450,000	Post Holdings, Inc. (b)	6.25%	02/15/32	2,518,735
6,000,000	US Foods, Inc. (b)	5.75%	04/15/33	6,108,662
				62,417,242
	Gaming — 0.9%
1,250,000	VICI Properties, L.P.	4.95%	02/15/30	1,265,546
3,750,000	VICI Properties, L.P.	5.13%	05/15/32	3,774,090
1,075,000	VICI Properties, L.P.	5.75%	04/01/34	1,109,544
				6,149,180
	Health Insurance — 2.5%
250,000	Centene Corp.	4.63%	12/15/29	243,817
2,400,000	Centene Corp.	3.00%	10/15/30	2,151,054
1,150,000	Elevance Health, Inc.	4.10%	05/15/32	1,114,917
2,875,000	Elevance Health, Inc.	5.38%	06/15/34	2,954,427
1,900,000	Elevance Health, Inc.	4.63%	05/15/42	1,699,363
1,500,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,351,037
1,998,000	Molina Healthcare, Inc. (b)	6.25%	01/15/33	2,013,455
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	1,039,611
1,364,000	UnitedHealth Group, Inc.	5.30%	06/15/35	1,404,143
750,000	UnitedHealth Group, Inc.	6.88%	02/15/38	859,245
1,125,000	UnitedHealth Group, Inc.	5.50%	07/15/44	1,106,661
				15,937,730
	Healthcare — 10.8%
4,250,000	180 Medical, Inc. (b)	5.30%	10/08/35	4,221,740

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$5,500,000	Alcon Finance Corp. (b)	5.38%	12/06/32	$5,751,597
600,000	Becton Dickinson & Co.	5.11%	02/08/34	611,371
2,250,000	Becton Dickinson & Co.	4.69%	12/15/44	1,994,551
1,150,000	Charles River Laboratories International, Inc. (b)	4.00%	03/15/31	1,090,923
3,150,000	Cigna Group (The)	5.40%	03/15/33	3,274,864
1,000,000	Cigna Group (The)	5.25%	01/15/36	1,014,323
3,700,000	Cigna Group (The)	4.80%	08/15/38	3,526,695
2,000,000	CVS Health Corp.	6.00%	06/01/44	2,006,053
2,000,000	Danaher Corp.	4.38%	09/15/45	1,750,287
3,250,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	3,490,180
500,000	GE HealthCare Technologies, Inc.	4.95%	12/15/35	496,114
4,775,000	HCA, Inc.	5.50%	06/01/33	4,958,303
1,500,000	HCA, Inc.	4.90%	11/15/35	1,473,711
2,400,000	HCA, Inc.	5.13%	06/15/39	2,317,346
3,000,000	Illumina, Inc.	4.75%	12/12/30	3,032,375
4,500,000	IQVIA, Inc. (b)	6.25%	06/01/32	4,680,900
1,000,000	Quest Diagnostics, Inc.	6.40%	11/30/33	1,103,271
3,250,000	Quest Diagnostics, Inc.	5.00%	12/15/34	3,279,768
6,750,000	Solventum Corp.	5.60%	03/23/34	7,020,439
2,150,000	Stryker Corp.	4.10%	04/01/43	1,817,114
3,000,000	Thermo Fisher Scientific, Inc.	4.47%	10/07/32	3,006,902
500,000	Universal Health Services, Inc.	4.63%	10/15/29	503,110
1,750,000	Universal Health Services, Inc.	2.65%	10/15/30	1,596,064
1,000,000	Universal Health Services, Inc.	5.05%	10/15/34	982,776
4,500,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	4,573,102
				69,573,879
	Home Construction — 0.1%
420,000	PulteGroup, Inc.	6.38%	05/15/33	460,380
	Lodging — 1.8%
3,000,000	Hilton Domestic Operating Co., Inc. (b)	5.88%	03/15/33	3,079,860
353,000	Hilton Domestic Operating Co., Inc. (b)	5.50%	03/31/34	354,869
1,000,000	Hyatt Hotels Corp.	5.38%	12/15/31	1,030,664
4,250,000	Hyatt Hotels Corp.	5.75%	03/30/32	4,455,180
1,500,000	Hyatt Hotels Corp.	5.40%	12/15/35	1,504,095
1,200,000	Marriott International, Inc.	5.10%	04/15/32	1,234,757
				11,659,425
	Media Entertainment — 0.4%
2,750,000	AppLovin Corp.	5.38%	12/01/31	2,843,087
	Midstream — 0.8%
1,962,000	Sunoco, L.P. (b)	5.88%	03/15/34	1,968,147
1,000,000	Venture Global Plaquemines LNG LLC (b)	7.50%	05/01/33	1,096,978
1,000,000	Venture Global Plaquemines LNG LLC (b)	6.50%	06/15/34	1,036,155
1,000,000	Venture Global Plaquemines LNG LLC (b)	6.75%	01/15/36	1,048,730
				5,150,010
	Other Industrial — 0.9%
2,118,000	AECOM (b)	6.00%	08/01/33	2,171,177
3,500,000	Quanta Services, Inc.	5.25%	08/09/34	3,584,372
				5,755,549

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaging — 1.9%
$2,500,000	Ball Corp.	3.13%	09/15/31	$2,299,422
4,750,000	Berry Global, Inc.	5.65%	01/15/34	4,959,775
2,750,000	Crown Americas LLC	5.25%	04/01/30	2,811,363
2,000,000	Crown Americas LLC (b)	5.88%	06/01/33	2,046,908
				12,117,468
	Paper — 1.3%
650,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	614,433
1,650,000	Graphic Packaging International LLC (b)	6.38%	07/15/32	1,670,545
4,700,000	Packaging Corp. of America	5.70%	12/01/33	4,954,521
1,061,000	Packaging Corp. of America	5.20%	08/15/35	1,076,914
				8,316,413
	Pharmaceuticals — 0.7%
2,000,000	Teva Pharmaceutical Finance Co. LLC	6.15%	02/01/36	2,105,728
2,500,000	Zoetis, Inc.	4.70%	02/01/43	2,293,637
				4,399,365
	Property & Casualty Insurance — 5.9%
2,750,000	Aon North America, Inc.	5.45%	03/01/34	2,857,629
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	2,081,471
2,150,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	2,222,063
1,050,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	1,030,234
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	957,361
4,750,000	Brown & Brown, Inc.	4.20%	03/17/32	4,593,480
4,250,000	Brown & Brown, Inc.	5.65%	06/11/34	4,378,937
1,900,000	Brown & Brown, Inc.	5.55%	06/23/35	1,945,034
1,000,000	Marsh & McLennan Cos., Inc.	4.75%	03/15/39	957,310
1,000,000	Marsh & McLennan Cos., Inc.	5.35%	11/15/44	981,320
4,603,000	Ryan Specialty LLC (b)	4.38%	02/01/30	4,490,123
4,610,000	Ryan Specialty LLC (b)	5.88%	08/01/32	4,689,102
4,050,000	Willis North America, Inc.	5.35%	05/15/33	4,167,119
2,500,000	Willis North America, Inc.	5.15%	03/15/36	2,489,982
				37,841,165
	Restaurants — 0.5%
3,000,000	Yum! Brands, Inc.	5.38%	04/01/32	3,040,458
	Retailers — 0.6%
4,000,000	Lowe’s Cos., Inc.	4.50%	10/15/32	3,983,496
	Technology — 13.3%
5,700,000	Atlassian Corp.	5.50%	05/15/34	5,824,385
333,000	Autodesk, Inc.	5.30%	06/15/35	339,934
1,250,000	Block, Inc.	6.50%	05/15/32	1,299,386
3,000,000	Broadcom, Inc.	4.60%	01/15/33	2,992,377
6,159,000	CoStar Group, Inc. (b)	2.80%	07/15/30	5,672,826
3,750,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	3,854,359
2,000,000	Dell International LLC / EMC Corp.	4.75%	10/06/32	1,995,744
6,250,000	FactSet Research Systems, Inc.	3.45%	03/01/32	5,812,841
7,083,000	Fair Isaac Corp. (b)	6.00%	05/15/33	7,221,189
1,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	1,020,730
2,600,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,920,718
3,500,000	Global Payments, Inc.	5.20%	11/15/32	3,505,365
3,500,000	Global Payments, Inc.	5.55%	11/15/35	3,471,954

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$5,750,000	Molex Electronic Technologies LLC (b)	5.25%	04/30/32	$5,904,930
3,135,000	MSCI, Inc. (b)	3.88%	02/15/31	3,009,719
3,038,000	MSCI, Inc.	5.25%	09/01/35	3,049,619
3,000,000	MSCI, Inc.	5.15%	03/15/36	2,960,427
1,500,000	Oracle Corp.	4.80%	09/26/32	1,452,769
750,000	Oracle Corp.	6.25%	11/09/32	783,153
1,250,000	Oracle Corp.	5.20%	09/26/35	1,191,936
6,250,000	Roper Technologies, Inc.	4.90%	10/15/34	6,208,366
4,000,000	Synopsys, Inc.	5.15%	04/01/35	4,056,373
2,750,000	TR Finance LLC	5.50%	08/15/35	2,858,956
1,900,000	TR Finance LLC	5.85%	04/15/40	1,971,038
1,200,000	Verisk Analytics, Inc.	5.75%	04/01/33	1,268,516
1,750,000	Verisk Analytics, Inc.	5.25%	06/05/34	1,788,437
2,000,000	Verisk Analytics, Inc.	5.50%	06/15/45	1,946,485
2,500,000	Workday, Inc.	3.80%	04/01/32	2,388,586
				85,771,118
	Wireless — 1.0%
1,350,000	Crown Castle, Inc.	3.30%	07/01/30	1,283,067
2,000,000	Crown Castle, Inc.	5.10%	05/01/33	2,021,576
1,000,000	T-Mobile USA, Inc.	5.13%	05/15/32	1,028,135
1,000,000	T-Mobile USA, Inc.	4.63%	01/15/33	993,700
900,000	T-Mobile USA, Inc.	5.20%	01/15/33	925,104
				6,251,582
	Wirelines — 0.2%
1,500,000	Verizon Communications, Inc.	4.75%	01/15/33	1,500,866
	Total Corporate Bonds and Notes			537,309,743
	(Cost $532,076,470)
FOREIGN CORPORATE BONDS AND NOTES — 13.7%
	Banking — 5.4%
1,500,000	Bank of Montreal (a)	4.35%	09/22/31	1,498,138
830,000	Barclays PLC (a)	4.94%	09/10/30	845,569
2,000,000	Barclays PLC (a)	5.75%	08/09/33	2,098,180
3,000,000	BNP Paribas S.A. (a) (b)	5.89%	12/05/34	3,182,788
1,500,000	CaixaBank S.A. (a) (b)	4.89%	07/03/31	1,522,177
3,500,000	Canadian Imperial Bank of Commerce	6.09%	10/03/33	3,792,603
2,000,000	Cooperatieve Rabobank U.A. (a) (b)	4.99%	05/27/31	2,046,020
4,500,000	Cooperatieve Rabobank U.A. (a) (b)	5.71%	01/21/33	4,739,246
2,750,000	Credit Agricole S.A. (a) (b)	4.82%	09/25/33	2,742,345
3,000,000	Lloyds Banking Group PLC (a)	5.68%	01/05/35	3,145,315
1,000,000	Santander UK Group Holdings PLC (a)	5.14%	09/22/36	992,221
1,500,000	Toronto-Dominion Bank (The)	4.93%	10/15/35	1,496,650
3,500,000	UBS Group AG (a) (b)	4.84%	11/06/33	3,502,569
2,750,000	UBS Group AG (a) (b)	5.58%	05/09/36	2,851,935
				34,455,756
	Environmental — 0.2%
1,400,000	Waste Connections, Inc.	5.00%	03/01/34	1,425,034
	Gaming — 0.2%
933,000	Flutter Treasury DAC (b)	5.88%	06/04/31	945,580

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Healthcare — 1.8%
$9,100,000	Icon Investments Six DAC	6.00%	05/08/34	$9,569,707
1,900,000	Smith & Nephew PLC	5.40%	03/20/34	1,954,855
				11,524,562
	Leisure — 0.4%
2,000,000	Carnival Corp. (b)	5.88%	06/15/31	2,068,766
620,000	Carnival Corp. (b)	5.75%	08/01/32	637,530
				2,706,296
	Packaging — 0.8%
5,500,000	CCL Industries, Inc. (b)	3.05%	06/01/30	5,183,008
	Paper — 0.9%
5,700,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	5,887,601
	Pharmaceuticals — 0.2%
1,000,000	Teva Pharmaceutical Finance Netherlands III BV	6.00%	12/01/32	1,047,536
	Property & Casualty Insurance — 0.4%
1,830,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	1,901,389
1,000,000	Aon Global Ltd.	4.75%	05/15/45	892,972
				2,794,361
	Restaurants — 0.5%
3,505,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	3,346,263
	Retailers — 1.7%
750,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	764,939
3,750,000	Alimentation Couche-Tard, Inc. (b)	5.08%	09/29/35	3,759,814
2,000,000	Gildan Activewear, Inc. (b)	4.70%	10/07/30	1,994,586
4,500,000	Gildan Activewear, Inc. (b)	5.40%	10/07/35	4,496,674
				11,016,013
	Technology — 1.2%
7,000,000	Constellation Software, Inc. (b)	5.46%	02/16/34	7,043,073
1,000,000	Elastic N.V. (b)	4.13%	07/15/29	961,558
				8,004,631
	Total Foreign Corporate Bonds and Notes			88,336,641
	(Cost $87,284,074)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 1.4%
	Midstream — 0.9%
6,000,000	Energy Transfer, L.P.	3.86%	02/02/26	5,999,365
	Technology — 0.5%
3,200,000	Global Payments, Inc.	4.06%	02/02/26	3,199,644
	Total Commercial Paper			9,199,009
	(Cost $9,199,009)

	Total Investments — 98.6%			634,845,393
	(Cost $628,559,553)
	Net Other Assets and Liabilities — 1.4%			9,135,395
	Net Assets — 100.0%			$643,980,788

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $188,598,259 or 29.3% of net assets.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$537,309,743	$—	$537,309,743	$—
Foreign Corporate Bonds and Notes*	88,336,641	—	88,336,641	—
Commercial Paper*	9,199,009	—	9,199,009	—
Total Investments	$634,845,393	$—	$634,845,393	$—

*	See Portfolio of Investments for industry breakout.